N-4	Apr. 28, 2025
Prospectus:
Document Type	N-4
Entity Registrant Name	Jackson National Separate Account - I
Entity Central Index Key	0000927730
Entity Investment Company Type	N-4
Document Period End Date	Jul. 18, 2025
Amendment Flag	false
C000210231 [Member]
Item 10. Benefits Available [Line Items]
Benefits Available (N-4) [Text Block]	In the section titled “BENEFITS AVAILABLE UNDER THE CONTRACTS”, in the table titled “Add-On Death Benefits Available For a Fee”, in the row for the Flex DB add-on death benefit, the column titled “Purpose” is deleted and replaced with the following:
This death benefit works in connection with the Flex GMWB and provides a minimum death benefit equal to the Flex GMWB Guaranteed Withdrawal Balance (GWB), that is not reduced for your allowed annual withdrawals. For Contracts issued on or after July 21, 2025, this death benefit also provides a 7th Contract Anniversary step-up to potentially increase the death benefit.

C000210231 [Member] | Flex DB [Member]
Item 10. Benefits Available [Line Items]
Purpose of Benefit [Text Block]
This death benefit works in connection with the Flex GMWB and provides a minimum death benefit equal to the Flex GMWB Guaranteed Withdrawal Balance (GWB), that is not reduced for your allowed annual withdrawals. For Contracts issued on or after July 21, 2025, this death benefit also provides a 7th Contract Anniversary step-up to potentially increase the death benefit.